Lease Liabilities - Schedule of Total Group Cash Outflows for Leases (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Principal element of lease payments	$ 174,218	$ 779,807	$ 826,942
Interest element of lease payments - continuing operations	26,872	26,934	79,938
Interest element of lease payments - discontinuing operations			33,176
Total cash outflows for leases	$ 201,090	$ 806,741	$ 940,056